FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUN 30, 2009
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	34 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 711211.525 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CIA DE MINAS BUENA   ADR	204448104 635.978     26466	SH Sole	None Sole
CISCO SYSTEMS INC    COM	17275R102 47,738.405  2559700	SH Sole	None Sole
CISCO SYSTEMS INC    COM	17275R102 1,100.350   59000	SH Sole	None None
CONOCOPHILLIPS	     COM	20825C104 109,978.236 2614794	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,145.060   51000	SH Sole	None None
DEERE & CO	     COM	244199105 75,849.070  1898600	SH Sole	None Sole
DEERE & CO	     COM	244199105 1,737.825   43500	SH Sole	None None
DR HORTON INC	     COM	23331A109 45,777.907  4890802	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,159.610   123890	SH Sole	None None
EBAY INC	     COM	278642103 46,089.584  2690577	SH Sole	None Sole
EBAY INC	     COM	278642103 938.724     54800	SH Sole	None None
EMBRAER SA	     ADR	29081M102 495.144     29900	SH Sole	None Sole
ESTEE LAUDER         COM	518439104 156.816     4800	SH Sole	None Sole
GRUPO TELEVISA SA    ADR	40049J206 447.100     26300	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 57,510.625  1012511	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 1,224.040   21550	SH Sole	None None
LEGG MASON INC	     COM	524901105 69,556.140  2853000	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 1,994.284   81800	SH Sole	None None
LEXMARK INT          COM	529771107 134.725     8500	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 155,535.144 6543338	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 2,845.269   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 67.450      35500	SH Sole	None Sole
NEWFIELD EXPLORATION COM	651290108 143.748     4400	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 249.509     22100	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V101 757.272     22700	SH Sole	None Sole
PHILIPPINE LONG DIST ADR	718252604 306.275     6160	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 32,730.973  3706792	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 685.208     77600	SH Sole	None None
SK TELECOM CO        ADR	78440P108 285.547     18848	SH Sole	None Sole
TERNIUM SA           ADR	880890108 352.104     20400	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 50,809.524  2165600	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 1,081.603   46100	SH Sole	None None
TOLL BROTHERS INC    COM	889478103 200.246     11800	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 492.030     35500	SH Sole	None Sole